Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Income taxes payable	$ 678	$ 979
Noncurrent deferred tax liabilities	25,590	21,193
Unrecognized Tax Benefit [Member]
Income Tax Contingency [Line Items]
Income taxes payable	51	36
Taxes and other current assets	63	30
Taxes and other noncurrent assets	241	169
Noncurrent deferred tax liabilities	2,300	231
Other taxes payable	$ 3,400	$ 5,800